Cover Page	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Mexican Petroleum
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q1
Entity Central Index Key	0000932782
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2025